Equity (Statutory Net Income (Loss)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Brighthouse Reinsurance Company of Delaware [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Prescribed Practice, Amount	$ 8,300
Statutory net income (loss)	(1,600)
Statutory capital and surplus	$ 972	$ 2,600
Domestic Captive Life Reinsurance Subsidiaries [Member]
Statutory Accounting Practices [Line Items]
Statutory net income (loss)		(363)	$ (372)
Metlife Reinsurance Company of Vermont [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Prescribed Practice, Amount		3,000
MetLife Reinsurance Company of Delaware [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Prescribed Practice, Amount		$ 260